Earnings Per Share (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income	$ 30,631,403	$ 24,686,640	$ 31,359,880	$ 29,709,071	$ 23,222,905
Weighted-average shares outstanding - basic	33,544,079	32,000,000	32,261,168	32,329,897	32,329,897
Effect of diluted securities attributable to stock-based payments	$ 0	$ 0
Weighted-average shares outstanding - diluted	33,544,079	32,000,000	32,261,168	32,329,897	32,329,897
Earnings per share from continuing operations:
Basic	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72
Diluted	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72